Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
OPERATING ACTIVITIES
Profit/(loss) from continuing operations	$ 6,114	$ 147		$ 9,990
Depreciation, amortization and impairment	5,052	4,829		4,657
Impairment losses on goodwill		2,500
Impairment losses on receivables, inventories and other assets	135	218		112
Additions/(reversals) in provisions and employee benefits	196	278		216
Net finance cost/(income)	5,609	7,697		3,473
Loss/(gain) on sale of property, plant and equipment and intangible assets	(94)	(69)		(149)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(44)	7		(34)
Equity-settled share-based payment expense	510	169		340
Income tax expense	2,350	1,932		2,786
Other non-cash items included in profit	(773)	(381)		(220)
Share of result of associates and joint ventures	(248)	(156)		(152)
Cash flow from operating activities before changes in working capital and use of provisions	18,806	17,171		21,019
Decrease/(increase) in trade and other receivables	164	516		(258)
Decrease/(increase) in inventories	(1,232)	(427)		(426)
Increase/(decrease) in trade and other payables	3,527	503		679
Pension contributions and use of provisions	(375)	(616)		(715)
Cash generated from operations	20,890	17,147		20,299
Interest paid	(3,987)	(4,340)		(4,450)
Interest received	200	255		523
Dividends received	106	51		160
Income tax paid	(2,410)	(2,306)		(3,136)
Cash flow from operating activities on Australia discontinued operations		84		640
Cash flow from operating activities	14,799	10,891		14,036
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(5,640)	(3,781)		(5,174)
Proceeds from sale of property, plant and equipment and of intangible assets	142	94		320
Acquisition of subsidiaries, net of cash acquired	(451)	(510)		(385)
Sale of other subsidiaries, net of cash disposed of	7			133
Net proceeds from sale/(acquisition) of other assets	65	(292)		33
Proceeds from Australia divestiture		10,838		219
Cash flow from investing activities on Australia discontinued operations		(13)		(77)
Cash flow from investing activities	(5,878)	6,336		(4,931)
FINANCING ACTIVITIES
Sale/(purchase) of non-controlling interests		3,039		222
Proceeds from borrowings	454	14,822		22,584
Payments on borrowings	(8,965)	(23,116)		(30,592)
Cash net finance (cost)/income other than interests	(192)	(953)		(1,064)
Payment of lease liabilities	(531)	(461)		(441)
Dividends paid	(2,364)	(1,800)		(5,015)
Cash flow from financing activities on Australia discontinued operations		(6)		(24)
Proceeds from public offering of minority stake in Budweiser APAC				5,575
Cash flow from financing activities	(11,598)	(8,475)		(8,755)
Net increase/(decrease) in cash and cash equivalents	(2,677)	8,752		350
Cash and cash equivalents less bank overdrafts at beginning of year	15,247	7,169	[1]	6,960
Effect of exchange rate fluctuations	(526)	(674)		(141)
Cash and cash equivalents less bank overdrafts at end of period	$ 12,043	$ 15,247		$ 7,169

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.